COMMITMENTS AND CONTINGENCIES - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Private equity financing	$ 0
Liability for assessments	500,000	$ 700,000
Assets for premium tax offsets that are expected to be realized	300,000	500,000
Assets for premium tax offsets already paid	$ 100,000	$ 100,000